Leases (Schedule Of Capital Leased Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (39,032)	¥ (52,971)
Total	32,882	40,165
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	9,484	13,616
Machinery, vehicles and tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 62,430	¥ 79,520